Schedule of Dilutive Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income for the period	$ (1,588)	$ 218	$ (2,801)	$ (269)	$ 7,186	$ 1,198
Weighted average common shares (basic)	63,531,390	43,411,318	61,872,658	43,301,603	46,517,815	36,793,950
Effect of stock based compensation					1,829,540	731,792
Effect of stock warrants					50,431	111,920
Effect of Athas acquisition					383,562
Weighted average common shares (diuluted) at end of period	63,531,390	44,641,426	61,872,658	43,301,603	48,781,348	37,637,662
Dilutive EPS	$ (0.02)	$ 0.01	$ (0.05)	$ (0.01)	$ 0.15	$ 0.03